SCHEDULE OF REVENUE GENERATED IN UNITED STATES AND CANADA (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 10,783,280	$ 7,624,697	$ 34,416,335	$ 31,407,454
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	177,899	107,253	525,900	562,626
United States and Abroad [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 10,605,381	$ 7,517,444	$ 33,890,435	$ 30,844,828